Condensed Consolidating Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statements of Income and Comprehensive Income [Line Items]
Change in foreign currency translation, tax	$ 0	$ 0	$ 0
Eliminations
Condensed Statements of Income and Comprehensive Income [Line Items]
Change in foreign currency translation, tax	0	0	0
FET (Parent) | Reportable Legal Entities
Condensed Statements of Income and Comprehensive Income [Line Items]
Change in foreign currency translation, tax	0	0	0
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Statements of Income and Comprehensive Income [Line Items]
Change in foreign currency translation, tax	0	0	0
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Statements of Income and Comprehensive Income [Line Items]
Change in foreign currency translation, tax	$ 0	$ 0	$ 0